Investments in Associates and Joint Venture - Summary of the consolidated statement of profit or loss and other comprehensive income (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit of Investment in associates [Abstract]
Profit loss	S/ 123,958	S/ (214,344)	S/ (76,830)
Associates and Joint Venture	8,800	6,290	3,757
other comprehensive income of investment in associates.
Other comprehensive income	0	(42)	(77)
Ciclotrón Colombia S.A.S
Profit of Investment in associates [Abstract]
Profit loss	5,495	4,063	2,198
other comprehensive income of investment in associates.
Other comprehensive income		(42)	(77)
Ciclotrón Perú S.A
Profit of Investment in associates [Abstract]
Profit loss	2,444	1,497	785
Pet CT Perú S.A
Profit of Investment in associates [Abstract]
Profit loss	S/ 861	S/ 730	S/ 774